Restructuring - Summary of Details of Movement in Restructuring Charges (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Restructuring Reserve [Roll Forward]
Opening provision	$ 6,022	$ 10,311
Additional provisions	39,338	4,364
Utilization	(10,188)	(8,653)
Ending provision	$ 35,172	$ 6,022